Cost Of Sales - Summary of Cost of Sales (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cost Of Sales By nature [Line Items]
Depreciation and amortization	$ 1,127	$ 1,110	$ 1,039
Cost of sales	9,875	8,692	8,714
Cost of sales [member]
Disclosure Of Cost Of Sales By nature [Line Items]
Raw materials and goods for resale	4,875	4,108	4,213
Payroll	1,498	1,372	1,413
Electricity, fuels and other services	1,174	1,052	1,180
Depreciation and amortization	936	915	859
Maintenance, repairs and supplies	722	648	738
Transportation Cost	573	352	336
Change in inventory	(911)	(712)	(967)
Other production costs	1,008	957	942
Cost of sales	$ 9,875	$ 8,692	$ 8,714